Debt (Maturities) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023	$ 1,056
2024	509
2025	385
2026	713
2027	36
2028 & thereafter	12,720
Total	15,419	$ 12,475
Finance lease liabilities	10	10
Total debt	$ 15,429	$ 12,485